Stock-Based Compensation - Narrative (Details)			12 Months Ended
	Jan. 15, 2019 shares	May 08, 2013 shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance for officers and key employees | shares		1,856,379
Expiration period (in years)		10 years
Expense for share-based payment			$ 1,000,000	$ 1,000,000
Weighted average price of options exercised			12.89	14.23
Weighted average fair value estimate (in C$/option)			$ 3.91	4.22
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market value of shares average trading days			5 days
Expense for share-based payment			$ 1,000,000	$ 1,000,000
Share Options | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Share Options | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Share Options | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Share Options | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for share-based payment			$ 1,000,000
Maximum employee voluntary contribution rate			5.00%
Corporation matching contribution rate			25.00%
DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding | shares			409,757	247,276
Long term liability from share-based payment transactions			$ 6,000,000	$ 4,000,000
DSU | Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted | shares	61,030
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for share-based payment			$ 2,000,000	$ 7,000,000
Number of other equity instruments outstanding | shares			520,070	581,785
Long term liability from share-based payment transactions			$ 1,000,000	$ 1,000,000
Vesting period (in years)			2 years